Document and Entity Information	9 Months Ended
Jun. 30, 2012
Document And Entity Information Abstract
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 24, 2012
Entity Registrant Name	ICEWEB INC
Entity Central Index Key	0001097718
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CURRENT ASSETS
Cash	$ 774,012	$ 4,120	$ 540,156
Subscription receivable		1,171,520
Accounts receivable, net of allowance of $409,000	1,336,591	1,182,060	1,466,483
Inventory, net	282,602	55,981	62,197
Other current assets	13,750	6,877	6,875
Prepaid expenses	30,449	30,248	31,230
Total current assets	2,437,404	2,450,806	2,106,941
OTHER ASSETS:
Property and equipment, net	354,643	252,835	418,873
Deposits	13,320	13,320	13,320
Other assets	1,544
Marketable Securities, net	164,000	115,200	524,800
Intangible assets, net of accumulated amortization of $911,591 and $668,498, respectively			546,952
Deferred financing costs, net	107,180
Total Assets	3,078,091	2,832,161	3,610,886
CURRENT LIABILITIES
Accounts payable and accrued liabilities	1,032,235	2,186,691	1,648,252
Notes payable	2,016,245	1,972,544	1,649,140
Convertible notes payable, net of discount	328,478
Derivative liability	4,523,086
Deferred revenue		4,904	59,582
Total Liabilities	7,900,044	4,164,139	3,356,974
Stockholders' Deficit
Preferred Stock ($.001 par value; 10,000,000 shares authorized) Series B convertible preferred stock ($.001 par value; 626,667 shares issued and outstanding)	626	626	626
Common stock ($.001 par value; 1,000,000,000 shares authorized)	187,073	157,961	134,445
Additional paid in capital	35,854,358	32,866,315	29,360,833
Accumulated deficit	(40,851,010)	(34,328,080)	(29,622,792)
Accumulated other comprehensive income	83,000	67,200	476,800
Subscription receivable	(83,000)	(83,000)	(83,000)
Treasury stock, at cost, (162,500 shares)	(13,000)	(13,000)	(13,000)
Total stockholders' equity (deficit)	(4,821,953)	(1,331,978)	253,912
Total Liabilities and stockholders' Equity (Deficit)	$ 3,078,091	$ 2,832,161	$ 3,610,886

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stockholders' Deficit
Accounts receivable, allowance for doubtful accounts	$ 409,000	$ 409,000	$ 409,000
Property and equipment, accumulated depreciation	1,154,556	2,483,440	2,180,643
Intangible assets, accumulated amortization		$ 911,591	$ 668,498
Series B convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B convertible preferred stock, shares authorized	10,000,000	10,000,000
Series B convertible preferred stock, shares issued	626,667	626,667	626,667
Series B convertible preferred stock, shares outstanding	626,667	626,667	626,667
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	187,233,942	158,121,066	134,443,725
Common stock, shares outstanding	203,172,274	157,959,066	134,443,725
Treasury stock, shares	162,500	162,500	162,500

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Operations [Abstract]
Sales	$ 654,996	$ 719,727	$ 2,546,852	$ 2,514,164	$ 2,678,346	$ 3,353,286
Cost of sales	444,015	380,784	1,669,704	1,317,299	1,751,640	1,742,110
Gross profit	210,981	338,943	877,148	1,196,865	926,706	1,611,176
Operating expenses:
Sales and marketing expense	308,698	123,955	641,255	898,299	975,282	1,690,684
Depreciation and amortization	33,797	124,831	149,435	418,625	545,890	662,003
Research and development expense	289,242	187,810	708,325	547,579	790,048	547,364
General and administrative	438,795	495,963	1,331,939	1,617,786	2,605,999	5,312,247
Loss on impairment of intangible assets					303,859
Total Operating Expenses	1,070,532	932,559	2,830,954	3,482,289	5,221,078	8,212,298
Loss from operations	(859,551)	(593,616)	(1,953,806)	(2,285,424)	(4,294,372)	(6,601,122)
Other income (expenses):
Gain/(loss) on change in fair value of derivative liability	(2,156,007)		(2,773,086)
Gain on extinguishment of debt						190,136
Interest income			22
Interest expense	(984,317)	(104,653)	(1,796,060)	(302,908)	(410,919)	(553,247)
Total other income (expenses):	(3,140,324)	(104,653)	(4,569,124)	(302,908)	(410,919)	(363,111)
Net loss	$ (3,999,875)	$ (698,269)	$ (6,522,930)	$ (2,588,332)	$ (4,705,291)	$ (6,964,233)
Net loss per common share basic and diluted	$ (0.01)	$ 0	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.07)
Weighted average common shares outstanding - basic and diluted	170,774,234	143,553,735	162,922,093	140,673,273	142,344,070	101,379,729

Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Subscription Receivable [Member]	Treasury Stock [Member]
Balance at Sep. 30, 2009	$ (2,537,458)	$ 626	$ 68,471	$ 20,065,001	$ (22,658,556)			$ (13,000)
Balance, shares at Sep. 30, 2009		626,667	68,469,617					(162,500)
Amortization of deferred compensation	1,627,919			1,627,919
Issuance of common stock for cash	2,380,630		15,580	2,365,050
Issuance of common stock for cash, shares			15,580,000
Issuance of common stock to settle litigation	401,783		2,679	399,104
Issuance of common stock to settle litigation, shares			2,678,571
Common stock issued for exercise of options	2,591,626		30,571	2,561,055
Common stock issued for exercise of options, shares			30,570,600
Common stock issued in connection with subscription receivable			2,000	81,000			(83,000)
Common stock issued in connection with subscription receivable, shares			2,000,000
Common stock issued for services	509,484		2,800	506,684
Common stock issued for services, shares			2,800,000
Common stock issued to employees	867,365		9,345	858,020
Common stock issued to employees, shares			9,344,937
Common stock issued in connection with conversion of convertible debenture	900,000		3,000	897,000
Common stock issued in connection with conversion of convertible debenture, shares			3,000,000
Other Comprehensive income	476,800					476,800
Net loss for the year	(6,964,233)				(6,964,233)
Net Comprehensive loss	(6,487,433)				(6,964,233)	476,800
Balance at Sep. 30, 2010	253,912	626	134,445	29,360,833	(29,622,789)	476,800	(83,000)	(13,000)
Balance, shares at Sep. 30, 2010		626,667	134,443,725					(162,500)
Amortization of deferred compensation	131,680			131,680
Issuance of common stock for cash	1,459,632		14,054	1,445,578
Issuance of common stock for cash, shares			14,053,334
Common stock issued for exercise of options	1,275,101		6,791	1,268,310
Common stock issued for exercise of options, shares			6,791,361
Common stock issued for services	229,970		1,033	228,937
Common stock issued for services, shares			1,032,544
Common stock issued to employees	432,615		2,113	430,502
Common stock issued to employees, shares			2,113,101
Cancellation of shares			(475)	475
Cancellation of shares, shares			(475,000)
Other Comprehensive income	(409,600)					(409,600)
Net loss for the year	(4,705,291)				(4,705,291)
Net Comprehensive loss	(5,114,891)				(4,705,291)	(409,600)
Balance at Sep. 30, 2011	$ (1,331,978)	$ 626	$ 157,960	$ 32,866,315	$ (34,328,080)	$ 67,200	$ (83,000)	$ (13,000)
Balance, shares at Sep. 30, 2011		626,667	157,959,066					(162,500)

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Cash Flows [Abstract]
Net loss	$ (6,522,930)	$ (2,588,332)	$ (4,705,291)	$ (6,964,233)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	149,435	418,625	545,890	662,003
Loss on impairment of intangible assets			303,859
Share-based compensation	29,615		369,385	867,365
Amortization of deferred compensation			131,680	1,627,919
Gain on sale of discontinued operations
Common stock issued for services rendered			293,199	509,484
Common stock issued for settlement				401,783
Amortization of deferred finance costs			27,500	27,015
Accounts receivable			284,423	(1,104,934)
Prepaid expense			982	(33,545)
Other			(27,499)
Inventory			6,216	89,164
Deposits
Accounts payable and accrued liabilities			538,441	(259,757)
Deferred revenue			(54,678)	49,321
NET CASH USED IN OPERATING ACTIVITIES	(4,375,749)	(1,827,791)	(2,285,893)	(4,128,415)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities	(33,000)			(48,000)
Purchase of property and equipment	(217,446)	(60,061)	(136,759)	(85,624)
NET CASH USED IN INVESTING ACTIVITIES	(250,446)	(60,061)	(136,759)	(133,624)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible note payable	1,750,000
Proceeds from subscription receivable	1,171,520
Proceeds from conversion of warrants	102,460
Payment of financing costs	(571,270)
Proceeds from the sale of restricted common stock	1,834,347	409,464
Proceeds from notes payable	301,896	818,481	836,024	1,602,024
Proceeds from sale of common stock			288,111	2,380,630
Proceeds from exercise of common stock options	180,717	720,148	1,275,102	2,591,626
Proceeds from payments on convertible debenture	884,612
Payments on notes payable	(258,195)	(596,213)	(512,621)	(1,835,395)
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,396,087	1,351,880	1,886,616	4,738,885
NET INCREASE (DECREASE) IN CASH	769,892	(535,972)	(536,036)	476,846
CASH - beginning of period	4,120	540,156	540,156	63,310
CASH - end of period	774,012	4,184	4,120	540,156
Cash paid for:
Interest	214,686	198,225	383,419	526,232
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITES:
Common stock issued for debt and interest
Common stock issued in connection with convertible debenture				1,090,136
Common stock issued in connection with acquisition/disposition

NATURE OF BUSINESS	9 Months Ended
Jun. 30, 2012
NATURE OF OPERATIONS [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF BUSINESS

Headquartered just outside of Washington, D.C., we manufacture high performance unified data storage appliances with enterprise storage management capabilities. Through thin provisioning, target deduplication and inline compression managed through IceWEB's proprietary IceSTORM™ Operating System, IceWEB's unified storage appliances enable standardization, consolidation and optimized storage utilization for virtual and cloud environments, saving up to 90% of storage costs, while reducing space, power and cooling requirements and simplifying storage management. Our customer base includes mid-sized businesses, large enterprises, and government organizations.

Major shifts in data center environments toward virtual and cloud based infrastructures have significantly increased the need for storage resources that can handle the complex and mixed systems that combine both file and block data. Unified Data Storage from IceWEB reduces this complexity by providing a simplified environment to enable virtualization and cloud computing deployments, protection, and cost savings. Unified Data Storage also provides cost savings through optimized storage utilization, made possible through IceWEB's thin provisioning, storage pooling, compression and deduplication.

We generate revenue from the manufacture and sale of high-performance unified data storage appliances with IceWEB's proprietary IceSTORMTM (STorage Optimization and Resource Management) Operating System.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Certain reclassifications have been made to previously reported amounts to conform to 2012 amounts. The reclassifications had no impact on previously reported results of operations or shareholders' deficit.

Going Concern

Our auditors stated in their report on the consolidated financial statements of the Company for the years ended September 30, 2011 and 2010 that we have had losses since inception that raise doubt about our ability to continue as a going concern. In addition and as discussed further in Note 6, we are not in compliance with debt covenants under our Financing Agreements with Sand Hill Finance LLC. For the year ended September 30, 2011 we incurred a net loss of $4,705,291 and for the Nine Months Ended June 30, 2012 we incurred a net loss of $6,522,930. The consolidated financial statements do not include any adjustments related to the recovery and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event we cannot continue in existence.

Management has established plans intended to increase the sales of our products and services. Management intends to seek new capital from new equity securities offerings to provide funds needed to increase liquidity, fund growth, and implement its business plan. However, no assurances can be given that we will be able to raise any additional funds.

Marketable Securities

IceWEB accounts for the purchase of marketable equity securities in accordance with ASC 320, "Investment - Debt and Equity Securities" with any unrealized gains and losses included as a net amount as a separate component of stockholders' equity. However, those securities may not have the trading volume to support the stock price if the Company were to sell all their shares in the open market at once, so the Company may have a loss on the sale of marketable securities even though they record marketable equity securities at the current market value.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates in 2012 and 2011 include the allowance for doubtful accounts, the valuation of stock-based compensation, the allowance for inventory obsolescence and the useful life of property and equipment and intangible assets, derivative liabilities, and litigation reserves.

Cash and Cash Equivalents

We consider all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable consists of normal trade receivables. We recorded a bad debt allowance of $409,000 as of June 30, 2012. Management performs ongoing evaluations of its accounts receivable. Management believes that all remaining receivables are fully collectable. Bad debt expense amounted to $0 for the three and nine months ended June 30, 2012.

Derivative Liability

The Company issued warrants to purchase the Company's common stock in connection with the issuance of convertible debt, which contain certain ratchet provisions that reduce the exercise price of the warrants or the conversion price in certain circumstances. Upon the Company's adoption of the Derivative and Hedging Topic of the FASB Accounting Standards Codification ("ASC 815") on January 1, 2009, the Company determined that the warrants and/or the conversion features with provisions that reduce the exercise price of the warrants did not qualify for a scope exception under ASC 815 as they were determined not to be indexed to the Company's stock as prescribed by ASC 815.

Derivatives are required to be recorded on the balance sheet at fair value (see Note 7). These derivatives, including embedded derivatives in the Company's structured borrowings, are separately valued and accounted for on the Company's balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates. In addition, additional disclosures is required about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, receivables, accounts payable and accrued liabilities and notes payable are carried at cost, which approximates their fair value, due to the relatively short maturity of these instruments.

Our derivative financial instruments, consisting of embedded conversion features in our convertible debt, which are required to be measured at fair value on a recurring basis under FASB ASC 815-15-25 or FASB ASC 815 as of June 30, 2012 are measured at fair value, using a Black-Scholes valuation model which approximates a binomial lattice valuation methodology utilizing Level 3 inputs. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (see Note 7).

Inventory

Inventory is valued at the lower of cost or market, on an average cost basis.

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation expense is recorded by using the straight-line method over the estimated useful lives of the related assets.

Software Development Costs

The costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized in accordance with the accounting guidance for software.

Because our current process for developing software is essentially completed concurrently with the establishment of technological feasibility, which occurs upon the completion of a working model, no costs have been capitalized for any of the periods presented.

Intangible Assets

Intangible assets, net consists of the cost of acquired customer relationships. We capitalize and amortize the cost of acquired intangible assets over their estimated useful lives on a straight-line basis. The Company periodically reevaluates the carrying value of its intangible assets for events or changes in circumstances that indicate that the carrying value may not be recoverable. As part of this reevaluation, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying value of the intangible asset to the estimated fair value of the asset.

Long-lived Assets

In accordance with ASC Topic 360, "Property, Plant, and Equipment" (formerly SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"), we review the carrying value of intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Advertising

Advertising costs are expensed as incurred and amounted to $93,975 in fiscal 2012 and $215,428 in fiscal 2011.

Revenue Recognition

We follow the guidance of Accounting Standards Codification (ASC) Topic 605, "Revenue Recognition" (formerly Staff Accounting Bulletin (SAB) No. 104, "Revenue Recognition") for revenue recognition. In general, we record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for our various revenues streams:

Revenues from sales of products are generally recognized when products are shipped unless the Company has obligations remaining under sales or licensing agreements, in which case revenue is either deferred until all obligations are satisfied or recognized ratably over the term of the contract.

Revenue from services is recorded as it is earned. Commissions earned on third party sales are recorded in the month in which contracts are awarded. Amounts billed in advance of services being provided are recorded as deferred revenues and recognized in the consolidated statement of operations as services are provided.

Earnings per Share

We compute earnings per share in accordance with ASC Topic 260, "Earnings Per Share" Under the provisions of ASC Topic 260, basic earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants (using the treasury stock method) and upon the conversion of convertible preferred stock (using the if-converted method). Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At June 30, 20112, there were options and warrants to purchase 96,961,072 shares of common stock, 626,667 shares issuable upon conversion of Series B preferred stock, and no shares of Series C preferred stock outstanding which could potentially dilute future earnings per share.

Stock-Based Compensation

As more fully described in Note 12, we have a stock option plan that provides for non-qualified and incentive stock options to be issued to directors, officers, employees and consultants (the 2000 Management and Director Equity Incentive and Compensation Plan (the "Plan").

Prior to October 1, 2005, we accounted for stock options issued under the Plan under the recognition and measurement provisions of APB Opinion No. 25,Accounting for Stock Issued to Employees, and related interpretations, as permitted by ASC Topic 718, "Compensation - Stock Compensation, "Share-Based Payments". No stock-based compensation cost related to employee stock options was recognized in the Consolidated Statement of Operations for the year ended September 30, 2005 as all options granted under the Plan had an exercise price equal to the market value of the underlying common stock on the date of grant.

Effective October 1, 2005, we adopted the fair value recognition provisions of ASC Topic 718, "Compensation - Stock Compensation, "Share-Based Payments using the modified-prospective-transition method. Under that transition method, compensation cost recognized in the year ended September 30, 2006 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of September 30, 2005, based on the grant date fair value estimated in accordance with the original provisions of Statement 123, and (b) compensation cost for all share-based payments granted subsequent to October 1, 2005, based on the grant-date fair value estimated in accordance with the provisions of Statement 123(R). Financial results for the year ended September 30, 2005 have not been restated.

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards" ("IFRS"). The amendments in this ASU generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. The amendments are effective for interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. Early application is not permitted. We do not expect the adoption of ASU 2011-04 will have a material impact on the Company's Condensed Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" (amended further under ASU No. 2011-12 in December 2011). This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The guidance allows two presentation alternatives; present items in net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements of net income and other comprehensive income. This guidance is effective as of the beginning of a fiscal year that begins after December 15, 2011. Early adoption is permitted, but full retrospective application is required under both sets of accounting standards. The Company is currently evaluating which presentation alternative it will utilize.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment", which simplifies how entities test goodwill for impairment. Previous guidance under Topic 350 required an entity to test goodwill for impairment using a two-step process on at least an annual basis. First, the fair value of a reporting unit was calculated and compared to its carrying amount, including goodwill. Second, if the fair value of a reporting unit was less than its carrying amount, the amount of impairment loss, if any, was required to be measured. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described in Topic 350 under paragraphs 350-20-35-4 and 350-20-35-9 under Topic 350. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company is currently evaluating whether early adoption is necessary.

In December 2011, the FASB issued Accounting Standards Update (ASU) No, 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements on its financial position. This includes the effect or potential effect of rights of offset associated with an entity's recognized assets and recognized liabilities and require improved information about financial instruments and derivative instruments that are either (1) offset in accordance with Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with Section 210-20-45 or Section 915-10-45. The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and retrospective disclosure is required for all comparative periods presented. No early adoption is permitted. Currently, the Company does not enter into any right of offset arrangements and expects implementation to have little or no impact.

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Certain reclassifications have been made to previously reported amounts to conform to 2010 amounts. The reclassifications had no impact on previously reported results of operations or shareholders' deficit.

Going Concern

Our auditors stated in their report on the consolidated financial statements of the Company for the Years ended September 30, 2011 and 2010 that we have had losses since inception that raise doubt about our ability to continue as a going concern. In addition and as discussed further in Note 6, we are not in compliance with debt covenants under our Financing Agreements with Sand Hill Finance LLC. For the year ended September 30, 2011 we incurred a net loss of $4,705,291. The consolidated financial statements do not include any adjustments related to the recovery and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event we cannot continue in existence.

Management has established plans intended to increase the sales of our products and services. Management intends to seek new capital from new equity securities offerings to provide funds needed to increase liquidity, fund growth, and implement its business plan. However, no assurances can be given that we will be able to raise any additional funds.

Marketable Securities

IceWEB accounts for the purchase of marketable equity securities in accordance with ASC 320, "Investment - Debt and Equity Securities" with any unrealized gains and losses included as a net amount as a separate component of stockholders' equity. However, those securities may not have the trading volume to support the stock price if the Company were to sell all their shares in the open market at once, so the Company may have a loss on the sale of marketable securities even though they record marketable equity securities at the current market value.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates in 2011 and 2010 include the allowance for doubtful accounts, the valuation of stock-based compensation, the allowance for inventory obsolescence and the useful life of property and equipment and intangible assets, and litigation reserves.

Cash and Cash Equivalents

We consider all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable consists of normal trade receivables. We recorded a bad debt allowance of $409,000 as of September 30, 2011. Management performs ongoing evaluations of its accounts receivable. Management believes that all remaining receivables are fully collectable. Bad debt expense amounted to $102,076 and $336,568 for the Years ended September 30, 2011 and 2010, respectively.

Inventory

Inventory is valued at the lower of cost or market, on an average cost basis.

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation expense is recorded by using the straight-line method over the estimated useful lives of the related assets.

Intangible Assets

Intangible assets, net consists of the cost of acquired customer relationships. We capitalize and amortize the cost of acquired intangible assets over their estimated useful lives on a straight-line basis. The Company periodically reevaluates the carrying value of its intangible assets for events or changes in circumstances that indicate that the carrying value may not be recoverable. As part of this reevaluation, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying value of the intangible asset to the estimated fair value of the asset.

Long-lived Assets

In accordance with ASC Topic 360, "Property, Plant, and Equipment" (formerly SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"), we review the carrying value of intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Advertising

Advertising costs are expensed as incurred and amounted to $238,482 in fiscal 2011 and $162,862 in fiscal 2010.

Revenue Recognition

We follow the guidance of Accounting Standards Codification (ASC) Topic 605, "Revenue Recognition" (formerly Staff Accounting Bulletin (SAB) No. 104, "Revenue Recognition") for revenue recognition. In general, we record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for our various revenues streams:

Revenues from sales of products are generally recognized when products are shipped unless the Company has obligations remaining under sales or licensing agreements, in which case revenue is either deferred until all obligations are satisfied or recognized ratably over the term of the contract.

Revenue from services is recorded as it is earned. Commissions earned on third party sales are recorded in the month in which contracts are awarded. Customers are generally billed every two weeks based on the units of production for the project. Each project has an estimated total which is based on the estimated units of production and agreed upon billing rates. Amounts billed in advance of services being provided are recorded as deferred revenues and recognized in the consolidated statement of operations as services are provided.

Earnings per Share

We compute earnings per share in accordance with ASC Topic 260, "Earnings Per Share" (formerly SFAS No. 128, "Earnings per Share") Under the provisions of ASC Topic 260, basic earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants (using the treasury stock method) and upon the conversion of convertible preferred stock (using the if-converted method). Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At September 30, 2011, there were options and warrants to purchase 15,633,425 shares of common stock, 626,667 shares issuable upon conversion of Series B preferred stock, and no shares of Series C preferred stock outstanding which could potentially dilute future earnings per share.

Stock-Based Compensation

As more fully described in Note 12, we have a stock option plan that provides for non-qualified and incentive stock options to be issued to directors, officers, employees and consultants (the 2000 Management and Director Equity Incentive and Compensation Plan (the "Plan").

Prior to October 1, 2005, we accounted for stock options issued under the Plan under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees , and related interpretations, as permitted by ASC Topic 718, "Compensation - Stock Compensation (Formerly SFAS No. 123 (R), "Share-Based Payments. No stock-based compensation cost related to employee stock options was recognized in the Consolidated Statement of Operations for the year ended September 30, 2005 as all options granted under the Plan had an exercise price equal to the market value of the underlying common stock on the date of grant.

Effective October 1, 2005, we adopted the fair value recognition provisions of ASC Topic 718, "Compensation - Stock Compensation (Formerly SFAS No. 123 (R), "Share-Based Payments using the modified-prospective-transition method. Under that transition method, compensation cost recognized in the year ended September 30, 2006 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of September 30, 2005, based on the grant date fair value estimated in accordance with the original provisions of Statement 123, and (b) compensation cost for all share-based payments granted subsequent to October 1, 2005, based on the grant-date fair value estimated in accordance with the provisions of Statement 123(R). Financial results for the year ended September 30, 2005 have not been restated.

PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	Estimated Life	June 30, 2012	September 30, 2011
Office equipment	5 years	$448,831	$836,041
Computer software	3 years	29,523	612,379
Furniture and fixtures	5 years	-	261,385
Leasehold improvements	2 - 5 years	1,030,845	1,026,470
		1,509,199	2,736,275
Less: accumulated depreciation		(1,154,556)	(2,483,440)

		$354,643	$252,835

Depreciation expense for the Nine Months Ended June 30, 2012 and 2011 was $149,435 and $236,306 respectively.

NOTE 3 - PROPERTY AND EQUIPMENT

At September 30, property and equipment consisted of the following:

	Estimated Life	2011	2010
Office equipment	5 years	$836,041	$699,282
Computer software	3 years	612,379	612,379
Furniture and fixtures	5 years	261,385	261,385
Leasehold improvements	5 years	1,026,470	1,026,470
		2,736,275	2,599,516

Less: accumulated depreciation		(2,483,440)	(2,180,643)

		$252,835	$418,873

Depreciation expense for the years ended September 30, 2011 and 2010 was $302,797 and $418,913 respectively.

INVENTORY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
INVENTORY [Abstract]
INVENTORY	NOTE 4 - INVENTORY Inventory consisted of the following:
	June 30, 2012	September, 30, 2011
Raw materials	$226,082	$44,785
Work in progress	42,390	8,397
Finished goods	14,130	2,799
	$282,602	$55,981

NOTE 7 - INVENTORY

Inventory consisted of the following:

	September 30, 2011	September 30, 2010
Raw materials	$44,785	$49,757
Work in progress	8,397	9,330
Finished goods	2,799	3,110
	55,981	62,197

Less: reserve for obsolescence	-	-

	$55,981	$62,197

NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 5 - NOTES PAYABLE

Sand Hill Finance, LLC

On December 19, 2005, the Company entered into a Financing Agreement with Sand Hill Finance, LLC pursuant to which, together with related amendments, the Company may borrow up to 80% on the Company's accounts receivable balances up to a maximum of $1,800,000. In conjunction with the acquisition of Inline Corporation in December, 2008, the lending limit on the credit facility was increased to $2,750,000. In addition, the Company and Sand Hill Finance, LLC entered into a 36 month term note agreement in the amount of $1,000,000. Amounts borrowed under the Financing Agreement are secured by a first security interest in substantially all of the Company's assets. At June 30, 2012, the principal amount due under the Financing Agreement amounted to $2,016,245.

Interest on the accounts receivable-based borrowings is payable at a rate of 1.75% per month on the average loan balance outstanding during the year, equal to an annual interest of approximately 21% per year. The Company also agreed to pay an upfront commitment fee of 1% of the credit line upon signing the Financing Agreement, half of which was due and paid upon signing (amounting to $9,000) and half of which is due on the first anniversary of the Financing Agreement. In addition, the Company is obligated to pay a commitment fee of 1% of the credit limit annually, such amounts are payable on the anniversary of the agreement.

In connection with the Financing Agreement, the Company issued Sand Hill Finance, LLC, a seven-year common stock purchase warrant to purchase 25,000 shares of our common stock at an exercise price of $1.00 per share. The exercise price was subsequently reduced to $0.50 per share pursuant to Warrant Amendment Agreement which was executed in conjunction with the convertible debenture. The warrant contains a cashless exercise provision which means that at the option of the holder, the warrant is convertible into a number of shares of our common stock as determined by dividing the aggregate fair market value of the Company's common stock minus the aggregate exercise price of the warrant by the fair market value of one share of common stock. The number of shares issuable upon the exercise of the warrant and the exercise price are subject to adjustment in the event of stock dividends, stock splits and reclassifications. The fair value of the warrant of $16,250 has been recorded as an addition to paid-in capital and interest expense during the year ended September 30, 2008.

In connection with the term note, the Company issued Sand Hill Finance, LLC a seven-year common stock purchase warrant to purchase 120,000 shares of our common stock at an exercise price of $1.00 per share. The exercise price was subsequently reduced to $0.50 per share pursuant to Warrant Amendment Agreement which was executed in conjunction with the convertible debenture. The warrant contains a cashless exercise provision which means that at the option of the holder, the warrant is convertible into a number of shares of our common stock as determined by dividing the aggregate fair market value of the Company's common stock minus the aggregate exercise price of the warrant by the fair market value of one share of common stock. The number of shares issuable upon the exercise of the warrant and the exercise price are subject to adjustment in the event of stock dividends, stock splits and reclassifications. The fair value of the warrant of $13,589 has been recorded as an addition to paid-in capital and deferred finance costs during the year ended September 30, 2009.

The Financing Agreement has a term of one year, subject to mutual extension by both parties. As a result, the balance due to Sand Hill Finance, LLC is classified as a current liability on the accompanying consolidated balance sheet.

The terms of the Financing Agreement also restrict the Company from undertaking certain transactions without the written consent of the creditor including (i) permit or suffer a change in control involving 20% of its securities, (ii) acquire assets, except in the ordinary course of business, involving payment of $100,000 or more, (iii) sell, lease, or transfer any of its property except for sales of inventory and equipment in the ordinary course of business, (iv) transfer, sell or license any intellectual property, (v) declare or pay a dividend on stock, except payable in the form of stock dividends (vi) incur any indebtedness other than trade credit in the ordinary course of business and (vii) permit any lien or security interest to attach to any collateral.

In November, 2011, in connection with the Company's private placement of convertible notes and Securities Purchase Agreement (see Note 9), Sand Hill Finance, LLC executed an amendment to the Financing Agreement in which Sand Hill Finance LLC agreed that they would not pursue any remedies of default under the Financing Agreement until at least the ninety-first day after the obligations under the convertible notes have been fully satisfied.

NOTE 6 - NOTES PAYABLE

Sand Hill Finance, LLC

On December 19, 2005, we entered into a Financing Agreement with Sand Hill Finance, LLC pursuant to which, together with related amendments, we may borrow up to 80% on our accounts receivable balances up to a maximum of $1,800,000. In conjunction with the acquisition of Inline Corporation in December, 2007, the lending limit on the credit facility was increased to $2,750,000.

In addition, in November, 2008 we and Sand Hill Finance, LLC entered into a 36 month term convertible debenture agreement in the amount of $1,000,000. On September 7, 2010, Sand Hill Finance, LLC converted the remaining balance of $1,090,136 of this convertible debenture in exchange for three million shares of our common stock. The debenture was converted at a price of $0.36338 per share. The conversion price was subject to a floor of $0.30 per share resulting in a gain on conversion of $190,136.

Amounts borrowed under the Financing Agreement are secured by a first security interest in substantially all of our assets. At September 30, 2011, the principal amount due under the Financing Agreement amounted to $1,972,544. This amount is included in the note payable balance of $1,972,544 on the balance sheet at September 30, 2011.

Interest is payable under the Financing Agreement at a rate of 1.75% per month on the average loan balance outstanding during the year, equal to an annual interest of approximately 21% per year. We also agreed to pay an upfront commitment fee of 1% of the credit line upon signing the Financing Agreement, half of which was due and paid upon signing (amounting to $9,000) and half of which is due on the first anniversary of the Financing Agreement. In addition, we are obligated to pay a commitment fee of 1% of the credit limit annually, such amounts are payable on the anniversary of the agreement.

In connection with the Financing Agreement, we issued Sand Hill Finance, LLC, a seven-year common stock purchase warrant to purchase 25,000 shares of our common stock at an exercise price of $0.50 per share. The warrant contains a cashless exercise provision which means that at the option of the holder, the warrant is convertible into a number of shares of our common stock as determined by dividing the aggregate fair market value of our common stock minus the aggregate exercise price of the warrant by the fair market value of one share of common stock. The number of shares issuable upon the exercise of the warrant and the exercise price are subject to adjustment in the event of stock dividends, stock splits and reclassifications. The fair value of the warrant of $16,250 has been recorded as an addition to paid-in capital and interest expense during the year ended September 30, 2007.

In connection with the term loan, we issued Sand Hill Finance, LLC a seven-year common stock purchase warrant to purchase 120,000 shares of our common stock at an exercise prices $0.50 per share. The warrant contains a cashless exercise provision which means that at the option of the holder, the warrant is convertible into a number of shares of our common stock as determined by dividing the aggregate fair market value of our common stock minus the aggregate exercise price of the warrant by the fair market value of one share of common stock. The number of shares issuable upon the exercise of the warrant and the exercise price are subject to adjustment in the event of stock dividends, stock splits and reclassifications. The fair value of the warrant of $13,587 has been recorded as an addition to paid-in capital and deferred finance costs during the year ended September 30, 2010.

The Financing Agreement has a term of one year, subject to mutual extension by both parties. As a result, the balance due to Sand Hill Finance, LLC is classified as a current liability on the accompanying consolidated balance sheet.

The terms of the Financing Agreement also restricts us from undertaking certain transactions without the written consent of the creditor including (i) permit or suffer a change in control involving 20% of its securities, (ii) acquire assets, except in the ordinary course of business, involving payment of $100,000 or more, (iii) sell, lease, or transfer any of its property except for sales of inventory and equipment in the ordinary course of business, (iv) transfer, sell or license any intellectual property, (v) declare or pay a dividend on stock, except payable in the form of stock dividends (vi) incur any indebtedness other than trade credit in the ordinary course of business and (vii) permit any lien or security interest to attach to any collateral. Sand Hill Finance provided a waiver with respect to our disposition of IceWEB, Virginia, Inc. in March, 2010, as discussed herein. In addition, we have been in default under the terms of the Financing Agreement, however Sand Hill Finance has provided a waiver and forbearance agreement that provides that no obligations under the financing agreement shall become due and payable until the 91st day after the obligations under the convertible notes (as discussed in Note 17 - Subsequent Events) have been satisfied. Sand Hill Finance agreed that no remedies available to them under the Financing Agreement (including foreclosure) will be pursued until after such date.

CONCENTRATION OF CREDIT RISK	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK

NOTE 6 - CONCENTRATION OF CREDIT RISK

Bank Balances

The Company maintains cash in financial institutions insured by the Federal Deposit Insurance Corporation ("FDIC"), including non-interest bearing transaction account deposits protected in full in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). At June 30, 2012 all of the Company's cash balances were fully insured. The Company has not experienced any losses in such accounts.

NOTE 10 - CONCENTRATION OF CREDIT RISK

Bank Balances

The Company is subject to concentrations of credit risk primarily from cash. At September 30, 2011, the FDIC insured deposits up to $250,000. At September 30, 2011, the Company's bank balances did not exceed the FDIC insurance limit. While the Company periodically evaluates the credit quality of the financial institutions in which it holds deposits, it cannot reasonably alleviate the risk associated with the sudden possible failure of such financial institutions.

Major Customers

Sales to 5 customers represented approximately 90% of total sales for the year ended September 30, 2011. As of September 30, 2011 approximately 84% of our accounts receivable was due from one customer. Sales to eight customers represented approximately 89% in 2010.

INVESTMENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
INVESTMENTS [Abstract]
INVESTMENTS

NOTE 7 - INVESTMENTS

(a) Summary of Investments

Marketable Equity Securities:

As of June 30, 2012, the Company's investments in marketable equity securities are based on the June 30, 2012 stock price as reflected on the OTCBB, reduced by a discount factor if those shares have selling restrictions. These marketable equity securities are summarized as follows:

June 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$83,000	$-	$164,000

Total	$81,000	$83,000	$-	$164,000

September 30, 2011	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$48,000	$67,200	$-	$115,200

Total	$48,000	$67,200	$-	$115,200

The unrealized gains are presented in comprehensive income in the consolidated statement of operations and comprehensive income.

(b) Unrealized Gains and Losses on Investments

The following table summarizes the unrealized net gains (losses) associated with the Company's investments:

	Three Months Ended		Nine months Ended
	June 30		June 30
	2012	2011	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$(164,000)	$(32,000)	$15,800	$(384,000)

Net gains/(loss) on investments	$(164,000)	$(32,000)	$15,800	$(384,000)

On January 1, 2008, the Company adopted ASC 820, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. The Company did not adopt the ASC 820 fair value framework for nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the financial statements at least annually. ASC 820 clarifies that fair value is an exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Investment Measured at Fair Value on a Recurring Basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$164,000

Liabilities:
Derivative liabilities	$-	$-	$4,523,086

September 30, 2011
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$115,200

Liabilities:
Derivative liabilities	$-	$-	$-

We categorize the securities as investments in marketable securities available for sale. These securities are quoted either on an exchange or inter-dealer quotation (pink sheet) system. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

Under the guidance of ASC 320, "Investments", we periodically evaluate other-than-temporary impairment (OTTI) of securities to determine whether a decline in their value is other than temporary. Management utilizes criteria such as the magnitude and duration of the decline, in addition to the reasons underlying the decline, to determine whether the loss in value is other than temporary. The term "other-than-temporary" is not intended to indicate that the decline is permanent. It indicates that the prospects for a near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Once a decline in value is determined to be other than temporary, the value of the security is reduced and a corresponding impairment charge to earnings is recognized. In the assessment of OTTI for various securities at September 30, 2010 the guidance in ASC 320, "the Investment-Debt and Equity Securities," is carefully followed.

There were no impairment charges on investments in publicly traded equity securities for the Nine Months Ended June 30, 2012 or 2011.

The Company has evaluated its publicly traded equity securities as of June 30, 2012, and has determined that there were no unrealized losses that indicate an other-than-temporary impairment. This determination was based on several factors, which include the length of time and extent to which fair value has been less than the cost basis and the financial condition and near-term prospects of the issuer, and the Company's intent and ability to hold the publicly traded equity securities for a period of time sufficient to allow for any anticipated recovery in market value.

NOTE 13 - INVESTMENTS

(a) Summary of Investments

Marketable Equity Securities :

In November, 2009 we acquired 800,000 shares of VOIS Inc. common stock for $48,000. The Company was able to negotiate a purchase price less than the then trading price of VOIS' common stock based upon the illiquid nature of the investment and the lack of any other willing purchasers for VOIS securities. Due to the illiquid nature of the VOIS Inc. common stock we applied a discount factor of 20% to the fair value of the marketable security.

As of September 30, 2011, the Company's investments in marketable equity securities are based on the September 30, 2011 stock price as reflected on the OTCBB stock exchange , reduced by a discount factor if those shares have selling restrictions. These marketable equity securities are summarized as follows:

SEPTEMBER 30, 2011	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$48,000	$67,200	$-	$115,200

Total	$48,000	$67,200	$-	$115,200

The unrealized gains are presented in comprehensive income in the consolidated statement of operations and comprehensive income.

(b) Gains and Losses on Investments

The following table summarizes the realized net gains (losses) associated with the Company's investments:

	Fiscal Year Ended
	September 30
	2011	2010

Net gains/(loss) on investments in publicly traded equity securities	$67,200	$476,800

Net gains on investments	$67,200	$476,800

On January 1, 2008, the Company adopted ASC 820, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. The Company did not adopt the ASC 820 fair value framework for nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the financial statements at least annually. ASC 820 clarifies that fair value is an exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Investment Measured at Fair Value on a Recurring Basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$115,200

We categorize the securities as investments in marketable securities available for sale. These securities are quoted either on an exchange or inter-dealer quotation (pink sheet) system. The securities are restricted and cannot be readily resold by us absent a registration of those securities under the Securities Act of 1933 (the "Securities Act") or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, we are unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

Under the guidance of ASC 320, "Investments", we periodically evaluate other-than-temporary impairment (OTTI) of securities to determine whether a decline in their value is other than temporary. Management utilizes criteria such as the magnitude and duration of the decline, in addition to the reasons underlying the decline, to determine whether the loss in value is other than temporary. The term "other-than-temporary" is not intended to indicate that the decline is permanent. It indicates that the prospects for a near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Once a decline in value is determined to be other than temporary, the value of the security is reduced and a corresponding impairment charge to earnings is recognized. In the assessment of OTTI for various securities at September 30, 2011 the guidance in ASC 320, "the Investment-Debt and Equity Securities," is carefully followed.

There were no impairment charges on investments in publicly traded equity securities for the year ended September 30, 2011 or for the year ended September 30, 2010.

The Company has evaluated its publicly traded equity securities as of September 30, 2011, and has determined that there were no unrealized losses that indicate an other-than-temporary impairment. This determination was based on several factors, which include the length of time and extent to which fair value has been less than the cost basis and the financial condition and near-term prospects of the issuer, and the Company's intent and ability to hold the publicly traded equity securities for a period of time sufficient to allow for any anticipated recovery in market value.

COMPREHENSIVE INCOME (LOSS)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
COMPREHENSIVE INCOME (LOSS) [Abstract]
COMPREHENSIVE INCOME (LOSS)

NOTE 8 - COMPREHENSIVE INCOME (LOSS)

Comprehensive income is comprised of net income (loss) and other comprehensive income or loss. Other comprehensive income or loss refers to revenue, expenses, gains and losses that under accounting principles generally accepted in the United States are included in comprehensive income but excluded from net income as these amounts are recorded directly as an adjustment to stockholders' equity.

Our accumulated other comprehensive income consists of unrealized gains on marketable securities available for sale of $83,000 at June 30, 2012, and $67,200 at September 30, 2011.

NOTE 14 - COMPREHENSIVE INCOME (LOSS)

Comprehensive income is comprised of net income and other comprehensive income or loss. Other comprehensive income or loss refers to revenue, expenses, gains and losses that under accounting principles generally accepted in the United States are included in comprehensive income but excluded from net income as these amounts are recorded directly as an adjustment to stockholders' equity.

Our other comprehensive income consists of unrealized gains on marketable securities available for sale of $67,200.

CONVERTIBLE NOTES	9 Months Ended
Jun. 30, 2012
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

NOTE 9 - CONVERTIBLE NOTES

On November 23, 2011, IceWEB, Inc. (the "Company") entered into a Securities Purchase Agreement (the "Purchase Agreement") with three accredited investors pursuant to which the Company sold $2,012,500 in principal amount of Senior Convertible Notes (the "Notes") and issued the investors Series O, Series P and Series Q Warrants (collectively, the "Warrants") to purchase up to an aggregate of 81,588,029 shares, as adjusted, of the Company's common stock for an aggregate purchase price of $1,750,000 in a private transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on an exemption from registration pursuant to Section 4(2) and Regulation D of the Securities Act. The Company issued the Notes at an original issue discount of 13%.

	June 30,	September 30,
	2012	2011

Principal balance of convertible notes	$1,127,887	$-
Original issue discount, net	(104,270)	-
Debt discount	(695,139)	-
Convertible notes, net of discount	$328,478	$-

The convertible notes have a remaining principal balance of $1,127,887, and are carried on the balance sheet at $328,478 net of the remaining unamortized discount, which is being amortized as interest expense over the remaining life of the notes. The convertible notes are convertible into our common stock at a conversion price of $0.074 per share. We can elect to settle any conversion in stock, cash or a combination of stock and cash.

At June 30, 2012, conversion of the outstanding principal amount of the convertible notes would result in the issuance of 15,241,730 shares of common stock.

DERIVATIVE LIABILITIES	9 Months Ended
Jun. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
DERIVATIVE LIABILITIES

NOTE 10 - DERIVATIVE LIABILITIES

Derivative warrant liability

The Company has warrants issued in connection with our convertible notes payable outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. The Company accounted for its warrants with price protection in accordance with FASB ASC Topic 815.

Accounting for Derivative Warrant Liability

The Company's derivative warrant instruments have been measured at fair value at June 30, 2012 using the Black-Scholes model. The Company recognizes all of its warrants with price protection in its consolidated balance sheet as liabilities. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company's cash flows.

The derivative warrants outstanding at June 30, 2012 are all currently exercisable with a weighted-average remaining life of 4.40 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of expense of $2,773,086 and $0 within the Company's consolidated statements of operations for the Nine Months Ended June 30, 2012 and 2011, respectively, under the caption "Change in fair value of derivative warrant liability". The fair value of the warrants at June 30, 2012 is $4,523,086 which is reported on the consolidated balance sheet under the caption "Derivative Liability". The following summarizes the changes in the value of the derivative warrant liability from the date of the Company's issuance of derivative warrant instruments on November 23, 2011 until June 30, 2012:

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	81,588,029
Increase in fair value of derivative warrant liability	2,773,086	n/a
Additional warrants from price protection features of existing warrants
Balance at June 30, 2012 - Derivative warrant liability	$4,523,086	81,588,029

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 3 fair value measurement and has used the Black-Scholes pricing model to calculate the fair value as of June 30, 2012. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the June 30, 2012 fair value calculations were as follows:

June 30,
2012
Exercise price	$0.074
Time to expiration	0.4 - 4.40 years
Risk-free interest rate	0.21% - 0.67%
Estimated volatility	274%
Dividend	-0-
Stock price on June 30, 2012	$0.135
Expected forfeiture rate	50%

COMMITMENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 11 - COMMITMENTS

We are on a month to month tenancy in our office space in Sterling, Virginia, as our two-year operating lease expired on March 31, 2011. The office lease agreement had certain escalation clauses and renewal options. We currently have no future minimum rental payments under operating leases.

NOTE 8 - COMMITMENTS

We lease office space in Sterling, Virginia under a two-year operating lease that expired on March 31, 2011. We are currently leasing our space on a month-to-month basis but plan to renew the lease for another year. The office lease agreement has certain escalation clauses and renewal options. Additionally, we have lease agreements for computer equipment and an office copier/fax machine. We have no future minimum rental payments required.

Rent expense was $76,397 and $78,076 for the years ended September 30, 2011 and 2010.

STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

Note 12 - Stockholders' Deficit

Common Stock Warrants

The outstanding warrants at June 30, 2012 have a weighted average exercise price of $0.084 per share and have a weighted average remaining life of 3.59 years.

Certain of these warrants contain provisions which cause them to be classified as derivative liabilities pursuant to Accounting Standards Codification subtopic 815-40, "Derivatives and hedging-Contracts in Entity's Own Equity" (ASC 815-40). Accordingly, upon issuance the warrants were recorded as a derivative liability and valued at a fair market value of $1,750,000 which also reduced the carrying value of the convertible notes payable. As a result of the sale of restricted stock units in June, 2012, the price protection provisions of these certain warrants were triggered and resulted in an adjustment to the conversion price of the warrants from $0.17/share to $0.074/share, and simultaneously a commensurate adjustment to the number of shares covered by the warrants was made. A total of 46,679,584 additional shares were issued as a result of the ratchet provisions. The fair value of these warrants was increased to $4,523,086 as of June 30, 2012. The non-cash expense adjustment recorded in the Statement of Operations for the Nine Months Ended June 30, 2012 was approximately $2,773,086. We are required to continue to adjust the warrants to fair value through current period operations for each reporting period.

The Company's issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the November 2011 private placement: (a) shares of common stock or standard options to the Company's directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement; (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to November 23, 2011; and (c) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company's board of directors.

A summary of the status of the Company's outstanding common stock warrants as of June 30, 2012 and changes during the period ending on that date is as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Common Stock Warrants
Balance at beginning of year	11,528,934	$0.170
Granted	84,106,138	0.074
Exercised	(838,000)	0.122
Forfeited	0	-
Balance at end of period	94,797,072	0.84

Warrants exercisable at end of period	94,797,072	$0.084

Weighted average fair value of warrants granted or re-priced during the period		$.074

The following table summarizes information about common stock warrants outstanding at June 30, 2012:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.074	83,768,138	3.19 Years	$0.074	83,768,138	$0.074
$0.15	10,738,934	4.25 Years	$0.150	10,738,934	$0.150
$0.50	290,000	1.28 Years	$0.500	290,000	$0.500
	94,797,072		$0.084	94,797,072	$0.084

NOTE 11 - STOCKHOLDERS' EQUITY (DEFICIT)

Preferred Stock

Our authorized capital includes 10,000,000 shares of blank check preferred stock, par value $0.001 per share, of which 1,666,667 shares have previously been designated as Series A Convertible Preferred Stock. Our Board of directors, without further stockholder approval, may issue our preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series. In September 2005, Our Board of directors authorized a series of 833,334 shares of blank check preferred stock be designated as Series B Convertible Preferred Stock and on September 28, 2005, we filed a Certificate of Designations of Preferences, Rights and Limitations of Series B Preferred with the Secretary of State of Delaware. On December 29, 2005, we filed an Amended and Restated Certificate of Designations of Preferences, Rights and Limitations of Series B Convertible Preferred Stock increasing the number of shares authorized under this series to 1,833,334 shares.

A) Series A Convertible Preferred Stock

All shares of Series A Convertible Preferred Stock were converted into shares of our common stock in fiscal 2008. As of September 30, 2011 there are no Series A Convertible Preferred shares outstanding. The warrants issued in conjunction with the Series A Convertible Preferred Stock transaction were fully converted into shares of our common stock in fiscal 2008. There are no outstanding warrants related to the Series A Convertible Preferred Stock transaction at September 30, 2011.

On March 30, 2005, we entered into a Preferred Stock Purchase Agreement and related agreements with Barron Partners LP. Under the terms of this agreement, we sold Barron Partners LP, an accredited investor, 1,666,667 shares of our Series A Convertible Preferred Stock and issued the purchaser the Common Stock Purchase Warrants "A", "B" and "C" to purchase an aggregate of 4,500,000 shares of our common stock at exercise prices ranging from $2.00 to $9.60 per share for an aggregate purchase price of $1,000,000. We received net proceeds of $900,000 after payment of expenses of $35,000 and a finder's fee to Liberty Company LLC of $65,000. We also issued Liberty Company LLC, a broker-dealer, a Common Stock Purchase Warrant "A" exercisable into 175,000 shares of our common stock with an exercise price of $0.70 per share as additional compensation for its services. We used these proceeds for general working capital and acquisitions. The transaction was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

B) Series B Convertible Preferred Stock

The designations, rights and preferences of the Series B Convertible Preferred Stock provide:

•	no dividends are payable on the Series B Convertible Preferred Stock. So long as these shares are outstanding, we cannot pay dividends on our common stock nor can it redeem any shares of its common stock, the shares of Series B Convertible Preferred Stock do not have any voting rights, except as may be provided under Delaware law,

•	so long as the shares are outstanding, we cannot change the designations of the Series B Convertible Preferred Stock, create a class of securities that in the instance of payment of dividends or distribution of assets upon our liquidation ranks senior to or pari passu with the Series B Convertible Preferred Stock or increase the number of authorized shares of Series B Convertible Preferred Stock, the shares carry a liquidation preference of $0.2727 per share,

•	each share of Series B Convertible Preferred Stock is convertible at the option of the holder into one share of our common stock based upon an initial conversion value of $0.2727 per share. The conversation ratio is subject to adjustment in the event of stock dividends, stock splits or reclassification of our common stock. The conversion ratio is also subject to adjustment in the event we should sell any shares of its common stock or securities convertible into common stock at an effective price less than the conversion ratio then in effect, in which case the conversion ratio would be reduced to the lesser price. No conversion of the Series B Convertible Preferred Stock may occur if a conversion would result in the holder, and any of its affiliates beneficially owning more than 4.9% of our outstanding common shares following such conversion. This provision may be waived or amended only with the consent of the holders of all of the Series B Convertible Preferred Stock and the consent of the holders of a majority of our outstanding shares of common stock who are not affiliates,

•	so long as the Series B Convertible Preferred Stock is outstanding, we have agreed not to issue any rights, options or warrants to holders of its common stock entitling the holders to purchase shares of its common stock at less than the conversion ratio without the consent of the holders of a majority of the outstanding shares of Series B Convertible Preferred Stock. If we should elect to undertake such an issuance and the Series B holders consent, the conversion ratio would be reduced. Further, if we should make a distribution of any evidence of indebtedness or assets or rights or warrants to subscribe for any security to our common stockholders, the conversion value would be readjusted,

•	the shares of Series B Convertible Preferred Stock automatically convert into shares of our common stock in the event of change of control of the Company, and

•	so long as the shares of Series B Convertible Preferred Stock are outstanding, we cannot sell or issue any common stock, rights to subscribe for shares of common stock or securities which are convertible or exercisable into shares of common stock at an effective purchase price of less than the then conversion value of the Series B Convertible Preferred Stock.

Common Stock

Fiscal 2011 Transactions

On September 30, 2011 we sold approximately 9,762,671 restricted stock units at $0.12/unit. Each unit consists of one share of common stock and a warrant exercisable for one share of common stock. The warrants have a five year life, an exercise price of $0.15/share, and are callable if the Company's common stock trades over $0.25/share for ten consecutive trading days.

Anderson and Strudwick, Inc. acted as the placement agent in connection with the sale of the securities and as compensation received a cash fee of approximately $114,127, and warrants to purchase approximately 976,267 shares of the Company's common stock at a price per share of $0.15.

The sale of the Shares and the Warrants was made pursuant to Section 4(2) of the Securities Act for transactions not involving a public offering and/or Regulation D, as promulgated by the SEC under the Securities Act of 1933, and in reliance upon exemptions from registration under applicable state securities laws.

During February, 2011 we sold 2,000,000 shares of common stock, valued at $200,000 to an accredited investor, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During March, 2011 we sold 250,000 shares of common stock, valued at $25,000 to an accredited investor, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During May, 2011 we sold 1,609,600 shares of common stock, valued at $184,464 to two accredited investors, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During July, 2011 we sold 416,667 shares of common stock, valued at $91,541 to an accredited investor, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

Fiscal 2010 Transactions

During fiscal 2010, we issued 18,715,000 of our common stock in connection with the exercise of options under our stock option plan.

During November, 2009, we sold 1,000,000 shares of common stock, valued at $130,000 to a Director for $40,000, and recognized stock based compensation expense of $90,000. The purchaser was an accredited investor and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During November, 2009, we sold 1,500,000 shares of common stock at a per share price of $0.10, valued at $150,000 to an accredited investor, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During March, 2010, we sold 3,000,000 shares of common stock at a per share price of $0.10, valued at $300,000 to four accredited investors. The issuances were exempt from registration under the Securities Act of 1933 in reliance on exemptions provided by Section 4(2) of that act.

During March, 2010, we issued 1,000,000 shares of common stock at a per share price of $0.17, valued at $170,000 to an accredited investor for services rendered. The issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During February, 2010 we issued 8,800,000 shares of restricted common stock at a per share price of $0.086, valued at $756,800, in lieu of pay to five of our employees, including two executive officers. The recipients were accredited investors and the issuances were exempt from registration under the Securities Act of 1933 in reliance on exemptions provided by Section 4(2) of that act.

During April and May, 2010 we sold 10,080,000 units of our securities to 35 accredited investors in a private placement exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act and Regulation D, with each unit consisting of one share of our common stock and one 12 month common stock purchase warrants. We received gross proceeds of $2,316,000 in this offering. Jesup & Lamont Securities Incorporated, a broker-dealer and member of FINRA, acted as finder for us in the offering and we paid Jesup & Lamont Securities Incorporated a fee of $162,120 and issued them one-year common stock purchase warrants to purchase an aggregate of 877,100 shares of our common stock at an exercise price of $0.40 per share. In addition, we paid Jesup & Lamont Securities Incorporated legal expenses totaling $25,000 incurred in the preparation of the various transactional documents. We are using the net proceeds of this offering for general working capital.

In July 2010, we issued 2,678,571 shares of common stock valued at $401,786 to Optimus Capital Partners, LLC as consideration in the settlement of certain litigation. The recipient was an accredited investor and the issuance was exempt from registration under the Section Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

In September 2010, we issued 3,000,000 shares of our common stock in full satisfaction of $1,090,136 of principal and interest due under a convertible debenture. The recipient was an accredited investor and the issuance was exempt from registration under the Section Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During fiscal 2010, in conjunction with certain employment agreements, we issued 494,937 shares of restricted common stock valued at $97,065, in lieu of pay to non-executive employees. The recipients were accredited investors and the issuances were exempt from registration under the Securities Act of 1933 in reliance on exemptions provided by Section 4(2) of that act.

During May, 2010, we issued 200,000 shares of common stock at a per share price of $0.30, valued at $60,000 to an accredited investor for services rendered. The issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During fiscal 2010, in conjunction with a consulting agreement, we issued 250,000 shares of restricted common stock valued at $56,234, in lieu of pay to non-executive employees. The recipients were accredited investors and the issuances were exempt from registration under the Securities Act of 1933 in reliance on exemptions provided by Section 4(2) of that act.

In June 2010, we issued 1,300,000 shares of common stock valued at $210,000 as partial consideration in the settlement of certain litigation. The recipients were an accredited investor and the issuance was exempt from registration under the Section Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

Common Stock Warrants

A summary of the status of our outstanding common stock warrants as of September 30, 2011 and 2010 and changes during the period ending on that date is as follows:

	Year Ended September 30, 2011		Year Ended September 30, 2010
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Common Stock Warrants
Balance at beginning of year	8,287,100	$0.40	225,000	$1.78
Granted	11,238,938	0.16	8,137,100	0.40
Exercised	-	-	-	-
Forfeited	(7,997,100)	0.40	(75,000)	6.00
Balance at end of year	11,528,938	$0.17	8,287,100	$0.40

Warrants exercisable at end of year	11,528,938	$0.17	8,287,100
Weighted average fair value of warrants granted or re-priced during the year		$-

The following table summarizes information about common stock warrants outstanding at September 30, 2011:

	Warrants Outstanding			Warrants Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2011	Life	Price	2011	Price
$0.15	10,738,938	5.00 Years	$0.15	10,738,938	$0.15
$0.40	500,000	0.53 Years	$0.40	500,000	$0.40
$0.50	290,000	2.03 Years	$0.50	290,000	$0.50
	11,528,938		$0.17	11,528,938	$0.17

STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
STOCK OPTION PLAN [Abstract]
STOCK OPTION PLAN

NOTE 13 - STOCK OPTION PLAN

In August 2000, the Board of directors adopted the 2000 Management and Director Equity Incentive and Compensation Plan (the "Plan") for directors, officers and employees that provides for non-qualified and incentive stock options to be issued enabling holders thereof to purchase common shares of the Company at exercise prices determined by the Company's Board of directors. The Plan was approved by the Company's stockholders in August 2001.

The purpose of the Plan is to advance the Company's interests and those of its stockholders by providing a means of attracting and retaining key employees, directors and consultants. In order to serve this purpose, the Company believes the Plan encourages and enables key employees, directors and consultants to participate in its future prosperity and growth by providing them with incentives and compensation based on its performance, development and financial success. Participants in the Plan may include the Company's officers, directors, other key employees and consultants who have responsibilities affecting our management, development or financial success.

Awards may be made under the Plan in the form of Plan options, shares of the Company's common stock subject to a vesting schedule based upon certain performance objectives ("Performance Shares") and shares subject to a vesting schedule based on the recipient's continued employment ("restricted shares"). Plan options may either be options qualifying as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended or options that do not so qualify. Any incentive stock option granted under the Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of such grant, but the exercise price of any incentive option granted to an eligible employee owning more than 10% of our common stock must be at least 110% of such fair market value as determined on the date of the grant. Only persons who are officers or other key employees are eligible to receive incentive stock options and performance share grants. Any non-qualified stock option granted under the Plan must provide for an exercise price of not less than 50% of the fair market value of the underlying shares on the date of such grant.

As amended in October, 2010, the Plan permits the grant of options and shares for up to 60,000,000 shares of the Company's common stock. The Plan terminates 10 years from the date of the Plan's adoption by the Company's stockholders.

The term of each Plan option and the manner in which it may be exercised is determined by the Board of directors, provided that no Plan option may be exercisable more than three years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the Company's common stock, no more than five years after the date of the grant. The exercise price of the stock options may be paid in either cash, or delivery of unrestricted shares of common stock having a fair market value on the date of delivery equal to the exercise price, or surrender of shares of common stock subject to the stock option which has a fair market value equal to the total exercise price at the time of exercise, or a combination of the foregoing methods.

The fair value of stock options granted was estimated at the date of grant using the Black-Scholes options pricing model. The Company used the following assumptions for determining the fair value of options granted under the Black-Scholes option pricing model:

	June 30,
	2012	2011
Expected volatility	N/A	323% - 325%
Expected term	N/A	1 - 5 Years
Risk-free interest rate	N/A	0.03%
Forfeiture Rate	N/A	0% - 45%
Expected dividend yield	N/A	0%

The expected volatility was determined with reference to the historical volatility of the Company's stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

For the Nine Months Ended June 30, 2012, total stock-based compensation charged to operations for option-based arrangements amounted to $29,615. At June 30, 2012, there was approximately $23,138 of total unrecognized compensation expense related to non-vested option-based compensation arrangements under the Plan.

A summary of the status of the Company's outstanding stock options as of June 30, 2012 and changes during the period ending on that date is as follows:

	Number of Options	Weighted Average Exercise Price
Stock options
Balance at beginning of year	4,104,487	$0.37
Granted	-	-
Exercised	(532,325)	0.34
Forfeited	(1,448,162)	0.53
Balance at end of period	2,124,000	$0.38

Options exercisable at end of period	2,086,500	$0.29

Weighted average fair value of options granted during the year		$-

The following table summarizes information about employee stock options outstanding at June 30, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.001-0.15	1,249,000	1.34 Years	$0.06	1,211,500	$0.06
0.17-0.41	25,000	0.72 Years	0.27	25,000	0.37
0.55-0.70	850,000	0.19 Years	0.61	850,000	0.60
	2,124,000		$0.38	2,086,500	$0.29

NOTE 12 - STOCK OPTION PLAN

In August 2000, the Board of directors adopted the 2000 Management and Director Equity Incentive and Compensation Plan (the "Plan") for directors, officers and employees that provides for non-qualified and incentive stock options to be issued enabling holders thereof to purchase common shares of our stock at exercise prices determined by our Board of directors. The Plan was approved by our stockholders in August 2001.

The purpose of the Plan is to advance our interests and those of its stockholders by providing a means of attracting and retaining key employees, directors and consultants. In order to serve this purpose, we believe the Plan encourages and enables key employees, directors and consultants to participate in its future prosperity and growth by providing them with incentives and compensation based on its performance, development and financial success. Participants in the Plan may include our officers, directors, other key employees and consultants who have responsibilities affecting our management, development or financial success.

Awards may be made under the Plan in the form of Plan options, shares of our common stock subject to a vesting schedule based upon certain performance objectives ("Performance Shares") and shares subject to a vesting schedule based on the recipient's continued employment ("restricted shares"). Plan options may either be options qualifying as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended or options that do not so qualify. Any incentive stock option granted under the Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of such grant, but the exercise price of any incentive option granted to an eligible employee owning more than 10% of our common stock must be at least 110% of such fair market value as determined on the date of the grant. Only persons who are officers or other key employees are eligible to receive incentive stock options and performance share grants. Any non-qualified stock option granted under the Plan must provide for an exercise price of not less than 50% of the fair market value of the underlying shares on the date of such grant.

As amended in fiscal 2011, the Plan permits the grant of options and shares for up to 60,000,000 shares of our common stock. The Plan terminates 10 years from the date of the Plan's adoption by our stockholders.

The term of each Plan option and the manner in which it may be exercised is determined by the Board of directors, provided that no Plan option may be exercisable more than three years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of our common stock, no more than five years after the date of the grant. The exercise price of the stock options may be paid in either cash, or delivery of unrestricted shares of common stock having a fair market value on the date of delivery equal to the exercise price, or surrender of shares of common stock subject to the stock option which has a fair market value equal to the total exercise price at the time of exercise, or a combination of the foregoing methods.

The fair value of stock options granted was estimated at the date of grant using the Black-Scholes options pricing model. We used the following assumptions for determining the fair value of options granted under the Black-Scholes option pricing model:

	Year Ended September 30,
	2011	2010
Expected volatility	129% - 325%	129% - 325%
Expected term	1 - 5 Years	1 - 5 Years
Risk-free interest rate	0.03% - 0.48%	0.03% - 0.48%
Forfeiture Rate	0% - 45%	0% - 45%
Expected dividend yield	0%	0%

The expected volatility was determined with reference to the historical volatility of our stock. We use historical data to estimate option exercise, employee termination, and forfeiture rate within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

For the year ended September 30, 2011, total stock-based compensation charged to operations for option-based arrangements amounted to $131,680. At September 30, 2011, there was approximately $42,608 of total unrecognized compensation expense related to non-vested option-based compensation arrangements under the Plan.

A summary of the status of our outstanding stock options as of September 30, 2011 and changes during the period ending on that date is as follows:

	Year Ended September 30,			Year Ended September 30,
	2011			2010
		Weighted			Weighted
		Average	Aggregate		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic
		Price	Value		Price	Value
Stock options
Balance at beginning of year	11,604,404	$0.27		10,944,483	$0.27	$
Granted	-	-		32,410,000	$0.09	-
Exercised	(6,791,361)	$0.19		(30,570,600)	$0.09	-
Forfeited	(708,556)	$0.50		(1,179,479)	$0.16
Balance at end of year	4,104,487	$0.37	$184,493	11,604,404	$0.27	$1,351,502

Options exercisable at end of year	3,647,720	$0.40	$155,252	9,691,237	$0.30	$1,037,335

Weighted average fair value of options granted during the year		$-			$0.078

The following table summarizes information about employee stock options outstanding at September 30, 2011:

	Options Outstanding			Options Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2011	Life	Price	2011	Price
$0.001-0.25	1,739,367	2.59 Years	$0.06	1,358,000	$0.06
0.30-0.48	100,400	4.83 Years	0.28	25,000	0.37
0.54-0.60	1,764,720	1.1 Years	0.59	1,764,720	0.59
0.61-0.80	500,000	0.65 Years	0.70	500,000	0.70
	4,104,487		$0.37	3,647,720	$0.40

SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

NOTE 14 - SEGMENT REPORTING

Although the Company has a number of operating divisions, separate segment data has not been presented as they meet the criteria for aggregation as permitted by ASC Topic 280, "Segment Reporting" (formerly Statement of Financial Accounting Standards (SFAS) No. 131, "Disclosures About Segments of an Enterprise and Related Information").

Our chief operating decision-maker is considered to be our Chief Executive Officer (CEO). The CEO reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance. The financial information reviewed by the CEO is identical to the information presented in the accompanying consolidated statements of operations. Therefore, the Company has determined that it operates in a single operating segment, specifically, web communications services. For the periods ended June 30, 2012 and 2011 all material assets and revenues of the Company were in the United States.

NOTE 15 - SEGMENT REPORTING

Although the Company has a number of operating divisions, separate segment data has not been presented as they meet the criteria for aggregation as permitted by ASC Topic 280, "Segment Reporting" (formerly Statement of Financial Accounting Standards (SFAS) No. 131, "Disclosures About Segments of an Enterprise and Related Information").

Our chief operating decision-maker is considered to be our Chief Executive Officer (CEO). The CEO reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance. The financial information reviewed by the CEO is identical to the information presented in the accompanying consolidated statements of operations. Therefore, the Company has determined that it operates in a single operating segment, specifically, web communications services. For the periods ended September 30, 2011 and 2010 all material assets and revenues of the Company were in the United States.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS

During the month of July, 2012 our convertible note holders converted $609, 606 of their notes balance into 8,560,944 of our common stock. In addition we sold 2,860,125 common stock units as part of a PIPE transaction that closed in July, 2012, and we had warrants exercised into 675,000 of our common stock in July, 2012. Other than the disclosures shown, management did not identify any events or transactions that should be recognized or disclosed in the accompanying financial statements.

NOTE 17 - SUBSEQUENT EVENTS

On November 23, 2011, IceWEB, Inc. (the "Company") entered into a Securities Purchase Agreement (the "Purchase Agreement") with three accredited investors pursuant to which the Company sold $2,012,500 in principal amount of Senior Convertible Notes (the "Notes") and issued the investors Series O, Series P and Series Q Warrants (collectively, the "Warrants") to purchase up to an aggregate of 35,514,708 shares of the Company's common stock for an aggregate purchase price of $1,750,000 in a private transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on an exemption from registration pursuant to Section 4(2) and Regulation D of the Securities Act. The Company issued the Notes at an original issue discount of 13%. We also entered into a Registration Rights Agreement with investors in which we agreed to register the shares underlying the Notes and the Warrants.

We paid Rodman & Renshaw, LLC, a broker-dealer and member of FINRA who acted as the exclusive placement agent for us in the offering, a cash commission of $155,000, issued it warrants to purchase an aggregate of 911,765 shares of our common stock with an exercise price of $0.17 per share which are identical to the Series O Warrants, and reimbursed it for legal expenses of $20,000. We reimbursed Iroquois Master Fund Ltd., an investor in the offering, $60,000 for its non-accountable expenses related to the investment. We are using the net proceeds from this offering for general working capital.

The Purchase Agreement contains customary covenants on our part that are typical for transactions of this type, as well as the following additional covenants:

·	we agreed not to file any registration statement, other than the registration statement we are required to file under the Registration Rights Agreement described below or a registration statement on Form S-4 or S-8, until the first date on which the resale by the investors of all shares of common stock underlying the securities sold in the offering is either covered by one or more effective registration statements or may be resold pursuant to Rule 144 under the Securities Act without the need for current public information required by Rule 144 (the "Applicable Date");
·	we agreed not conduct any other securities offerings until 30th trading day after the Applicable Date, except for certain excluded securities, and while the Notes and Warrants are outstanding, we agreed not to enter into any variable rate transactions;
·	we agreed to offer to the investors, until the first anniversary of the closing date, the opportunity to participate in any subsequent securities offerings by our company;
·	so long as the Notes or Warrants are outstanding, we agreed not to issue any securities other than for cash or in connection with options which may be granted to our officers, directors and employees; and
·	we are required to enter into an amendment with Sand Hill Finance, LLC for our factoring agreement to extend the maturity date of the agreement to at least 91 days after all obligations under the Notes have been satisfied, among other modifications.

The Company has evaluated subsequent events through the filing date of this Form 10-K, and determined that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes thereto other than as discussed in the accompanying notes.

ORGANIZATION	12 Months Ended
Sep. 30, 2011
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

IceWEB, Inc. (the "Company") began trading publicly in April 2002. Utilizing resources gained through acquisitions, we have developed two lines of business, IceWEB Storage products, and IceMAIL which is a hosted Microsoft Exchange application service. We currently have two wholly owned operating subsidiaries: IceWEB Storage Corporation (formerly known as Inline Corporation), and IceWEB Online, Inc.

BUSINESS OF ICEWEB

Since 2005, the Company has been focused on serving the commercial and federal markets with network security products and proprietary on-line software solutions. In 2008, the Company narrowed its focus and expanded its capabilities by acquiring INLINE Corporation, a data storage manufacturing company.

In March, 2009, the Company sold its wholly owned subsidiary, IceWEB Virginia, Inc. to an unrelated third party, and in the process exited its low-margin IT re-seller business products business to further focus on the higher margin data storage manufacturing business.

At the close of fiscal year 2011, the Company has three key product offerings:

•	Unified Network Storage Solutions
•	Purpose Built Network/Data Appliances
•	Cloud Computing Products/Services

INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2011
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 4 - INTANGIBLE ASSETS

At September 30, intangible assets consist of the following:

	2011	2010
Manufacturing GSA Schedule	$-	$750,000
Customer relationships intangible	-	465,452
	-	1,215,452
Less: accumulated amortization	-	(668,500)

	$-	$546,952

Amortization expense amounted to $243,093 for the year ended September 30, 2011, and $243,090 for the year ended September 30, 2010.

Amortization expense subsequent to the year ended September 30, 2011 is $0.

The Company periodically reevaluates the carrying value of its intangible assets for events or changes in circumstances that indicate that the carrying value may not be recoverable. As part of this reevaluation, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying value of the intangible asset to the estimated fair value of the asset.

At September 30, 2011, the Company determined that its sales model in future periods would not substantially benefit from the customer relations or manufacturing GSA schedules that we own. Accordingly, management deemed these intangible assets to be fully impaired at September 30, 2011 and reduced their carrying values to zero. A loss on impairment of $303,859 has been included in operating expenses.

RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

During October, 2009, we sold 2,000,000 shares of common stock at a per share price of $0.042, valued at $83,000 to Florence Signorello, an accredited investor who is the mother of John Signorello, our chief executive officer. The fair market value of our common stock on the date of the transaction was $0.145 per share. As of September 30, 2011 we had not received the proceeds from the investor and as a result we recorded the subscription receivable as a contra equity account on our balance sheet.

We and certain of our affiliates have entered into a series of transactions involving VOIS Inc. (OTCBB: VOIS), a public company which had developed and launched a social commerce website. On November 3, 2009 we purchased 800,000 shares of the common stock of VOIS Inc., which represented approximately 16% of that company, for $48,000 in a private transaction exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act resulting in gross proceeds to us of $48,000. At the time of our investment, Mr. Mark Lucky, our Chief Financial Officer, was a member of VOIS' board of directors, having been elected in October 2009. Mr. Lucky resigned his positions with VOIS in September 2010.

Prior to our investment in VOIS, both Mr. John R. Signorello had a personal relationship with the founders of VOIS. In an unrelated transaction in November 2009 Mr. Signorello, a member of our board of directors and our CEO, purchased 1,125,000 shares of VOIS' common stock from a former officer and director of VOIS for nominal consideration in a private transaction. The shares of common stock purchased by Mr. Signorello represented approximately 27% of VOIS' outstanding common stock at the time of the purchase of the shares by us.

While five out of the 6 board members qualify as unrelated and independent, as they are independent from management and free from any interest, function, business or other relationship that could, or could reasonably be perceived to, materially interfere with the Director's ability to act in the our best interest, we do not have any policies or procedures for the review, approval or ratification of any related party transactions and no review or ratification of any of the foregoing related party truncations by our board has occurred.

INCOME TAXES	12 Months Ended
Sep. 30, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

We account for income taxes under the provisions of ASC 740-10-25. ASC 740-10-25 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all the relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. ASC 740-10-25 also provides guidance on the accounting for and disclosure of unrecognized tax benefits, interest, and penalties. ASC 740-10-25 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards. ASC 740-10-25 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. At September 30, 2011 and 2009 the Company has no unrecognized tax benefits, interest, or penalties.

A summary of our deferred tax is as follows:

	2011	2010
Deferred Tax Assets:
Tax benefit of net operating loss carry forward	$4,324,000	$5,360,000
Unpaid accrued salaries	24,000	17,000
Allowance for doubtful accounts	113,000	113,000
Reserve for legal settlement	-	353,000
Amortization of leasehold improvements	271,000	182,000
Amortization of intangibles	-	302,000
	4,732,000	6,327,000

Less: valuation allowance	(4,732,000)	(6,327,000)

Net deferred tax assets	$-	$-

As of September 30, 2011 we had unused net operating loss carry forwards of approximately $11,500,000 available to reduce our future federal taxable income. Net operating loss carryforwards expire through fiscal years ending 2031. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after a change in control (generally a greater than 50% change in ownership).

The valuation allowance at September 30, 2011 was $4,732,000. The decrease during fiscal 2011 was approximately $1,595,000.

Net operating loss carryforwards and the associated deferred tax asset were reduced during fiscal September 30, 2011 to reflect reversals of certain temporary differences and management's re-assessment of its net operating loss carryforwards for tax purposes.

The table below summarizes the differences between our effective tax rate and the statutory federal rate as follows for fiscal 2011 and 2010. The effective tax rate is 34% Federal and 3.6% State after Federal tax benefit:

	2011	2010
Computed "expected" tax benefit	(34.0)%	(34.0)%
State income taxes	(3.6)%	(3.6)%
Other permanent differences	10.8%	1.0%
Change in valuation allowance	26.8%	36.6%

Effective tax rate	0.0%	0.0%

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 - COMMITMENTS AND CONTINGENCIES

We are a party to litigation which arises primarily in the ordinary course of business. In the opinion of management, the ultimate disposition of such litigation should not have a material adverse effect on our financial position or results of operations.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	9 Months Ended
Jun. 30, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Reclassifications

Certain reclassifications have been made to previously reported amounts to conform to 2012 amounts. The reclassifications had no impact on previously reported results of operations or shareholders' deficit.

Going Concern

Going Concern

Our auditors stated in their report on the consolidated financial statements of the Company for the years ended September 30, 2011 and 2010 that we have had losses since inception that raise doubt about our ability to continue as a going concern. In addition and as discussed further in Note 6, we are not in compliance with debt covenants under our Financing Agreements with Sand Hill Finance LLC. For the year ended September 30, 2011 we incurred a net loss of $4,705,291 and for the Nine Months Ended June 30, 2012 we incurred a net loss of $6,522,930. The consolidated financial statements do not include any adjustments related to the recovery and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event we cannot continue in existence.

Management has established plans intended to increase the sales of our products and services. Management intends to seek new capital from new equity securities offerings to provide funds needed to increase liquidity, fund growth, and implement its business plan. However, no assurances can be given that we will be able to raise any additional funds.

Marketable Securities

Marketable Securities

IceWEB accounts for the purchase of marketable equity securities in accordance with ASC 320, "Investment - Debt and Equity Securities" with any unrealized gains and losses included as a net amount as a separate component of stockholders' equity. However, those securities may not have the trading volume to support the stock price if the Company were to sell all their shares in the open market at once, so the Company may have a loss on the sale of marketable securities even though they record marketable equity securities at the current market value.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates in 2012 and 2011 include the allowance for doubtful accounts, the valuation of stock-based compensation, the allowance for inventory obsolescence and the useful life of property and equipment and intangible assets, derivative liabilities, and litigation reserves.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable consists of normal trade receivables. We recorded a bad debt allowance of $409,000 as of June 30, 2012. Management performs ongoing evaluations of its accounts receivable. Management believes that all remaining receivables are fully collectable. Bad debt expense amounted to $0 for the three and nine months ended June 30, 2012.

Derivative Liability

Derivative Liability

The Company issued warrants to purchase the Company's common stock in connection with the issuance of convertible debt, which contain certain ratchet provisions that reduce the exercise price of the warrants or the conversion price in certain circumstances. Upon the Company's adoption of the Derivative and Hedging Topic of the FASB Accounting Standards Codification ("ASC 815") on January 1, 2009, the Company determined that the warrants and/or the conversion features with provisions that reduce the exercise price of the warrants did not qualify for a scope exception under ASC 815 as they were determined not to be indexed to the Company's stock as prescribed by ASC 815.

Derivatives are required to be recorded on the balance sheet at fair value (see Note 7). These derivatives, including embedded derivatives in the Company's structured borrowings, are separately valued and accounted for on the Company's balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates. In addition, additional disclosures is required about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, receivables, accounts payable and accrued liabilities and notes payable are carried at cost, which approximates their fair value, due to the relatively short maturity of these instruments.

Our derivative financial instruments, consisting of embedded conversion features in our convertible debt, which are required to be measured at fair value on a recurring basis under FASB ASC 815-15-25 or FASB ASC 815 as of June 30, 2012 are measured at fair value, using a Black-Scholes valuation model which approximates a binomial lattice valuation methodology utilizing Level 3 inputs. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (see Note 7).

Inventory	Inventory Inventory is valued at the lower of cost or market, on an average cost basis.
Property and Equipment

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation expense is recorded by using the straight-line method over the estimated useful lives of the related assets.

Software Development Costs

Software Development Costs

The costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized in accordance with the accounting guidance for software.

Because our current process for developing software is essentially completed concurrently with the establishment of technological feasibility, which occurs upon the completion of a working model, no costs have been capitalized for any of the periods presented.

Intangible Assets

Intangible Assets

Intangible assets, net consists of the cost of acquired customer relationships. We capitalize and amortize the cost of acquired intangible assets over their estimated useful lives on a straight-line basis. The Company periodically reevaluates the carrying value of its intangible assets for events or changes in circumstances that indicate that the carrying value may not be recoverable. As part of this reevaluation, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying value of the intangible asset to the estimated fair value of the asset.

Long-lived Assets

Long-lived Assets

In accordance with ASC Topic 360, "Property, Plant, and Equipment" (formerly SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"), we review the carrying value of intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Advertising	Advertising Advertising costs are expensed as incurred and amounted to $93,975 in fiscal 2012 and $215,428 in fiscal 2011.
Revenue Recognition

Revenue Recognition

We follow the guidance of Accounting Standards Codification (ASC) Topic 605, "Revenue Recognition" (formerly Staff Accounting Bulletin (SAB) No. 104, "Revenue Recognition") for revenue recognition. In general, we record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for our various revenues streams:

Revenues from sales of products are generally recognized when products are shipped unless the Company has obligations remaining under sales or licensing agreements, in which case revenue is either deferred until all obligations are satisfied or recognized ratably over the term of the contract.

Revenue from services is recorded as it is earned. Commissions earned on third party sales are recorded in the month in which contracts are awarded. Amounts billed in advance of services being provided are recorded as deferred revenues and recognized in the consolidated statement of operations as services are provided.

Earnings per Share

Earnings per Share

We compute earnings per share in accordance with ASC Topic 260, "Earnings Per Share" Under the provisions of ASC Topic 260, basic earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants (using the treasury stock method) and upon the conversion of convertible preferred stock (using the if-converted method). Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At June 30, 20112, there were options and warrants to purchase 96,961,072 shares of common stock, 626,667 shares issuable upon conversion of Series B preferred stock, and no shares of Series C preferred stock outstanding which could potentially dilute future earnings per share.

Stock-Based Compensation

Stock-Based Compensation

As more fully described in Note 12, we have a stock option plan that provides for non-qualified and incentive stock options to be issued to directors, officers, employees and consultants (the 2000 Management and Director Equity Incentive and Compensation Plan (the "Plan").

Prior to October 1, 2005, we accounted for stock options issued under the Plan under the recognition and measurement provisions of APB Opinion No. 25,Accounting for Stock Issued to Employees, and related interpretations, as permitted by ASC Topic 718, "Compensation - Stock Compensation, "Share-Based Payments". No stock-based compensation cost related to employee stock options was recognized in the Consolidated Statement of Operations for the year ended September 30, 2005 as all options granted under the Plan had an exercise price equal to the market value of the underlying common stock on the date of grant.

Effective October 1, 2005, we adopted the fair value recognition provisions of ASC Topic 718, "Compensation - Stock Compensation, "Share-Based Payments using the modified-prospective-transition method. Under that transition method, compensation cost recognized in the year ended September 30, 2006 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of September 30, 2005, based on the grant date fair value estimated in accordance with the original provisions of Statement 123, and (b) compensation cost for all share-based payments granted subsequent to October 1, 2005, based on the grant-date fair value estimated in accordance with the provisions of Statement 123(R). Financial results for the year ended September 30, 2005 have not been restated.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards" ("IFRS"). The amendments in this ASU generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. The amendments are effective for interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. Early application is not permitted. We do not expect the adoption of ASU 2011-04 will have a material impact on the Company's Condensed Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" (amended further under ASU No. 2011-12 in December 2011). This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The guidance allows two presentation alternatives; present items in net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements of net income and other comprehensive income. This guidance is effective as of the beginning of a fiscal year that begins after December 15, 2011. Early adoption is permitted, but full retrospective application is required under both sets of accounting standards. The Company is currently evaluating which presentation alternative it will utilize.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment", which simplifies how entities test goodwill for impairment. Previous guidance under Topic 350 required an entity to test goodwill for impairment using a two-step process on at least an annual basis. First, the fair value of a reporting unit was calculated and compared to its carrying amount, including goodwill. Second, if the fair value of a reporting unit was less than its carrying amount, the amount of impairment loss, if any, was required to be measured. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described in Topic 350 under paragraphs 350-20-35-4 and 350-20-35-9 under Topic 350. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company is currently evaluating whether early adoption is necessary.

In December 2011, the FASB issued Accounting Standards Update (ASU) No, 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements on its financial position. This includes the effect or potential effect of rights of offset associated with an entity's recognized assets and recognized liabilities and require improved information about financial instruments and derivative instruments that are either (1) offset in accordance with Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with Section 210-20-45 or Section 915-10-45. The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and retrospective disclosure is required for all comparative periods presented. No early adoption is permitted. Currently, the Company does not enter into any right of offset arrangements and expects implementation to have little or no impact.

PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Jun. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	Estimated Life	June 30, 2012	September 30, 2011
Office equipment	5 years	$448,831	$836,041
Computer software	3 years	29,523	612,379
Furniture and fixtures	5 years	-	261,385
Leasehold improvements	2 - 5 years	1,030,845	1,026,470
		1,509,199	2,736,275
Less: accumulated depreciation		(1,154,556)	(2,483,440)

		$354,643	$252,835

INVENTORY (Tables)	9 Months Ended
Jun. 30, 2012
INVENTORY [Abstract]
Schedule of Inventory
	June 30, 2012	September, 30, 2011
Raw materials	$226,082	$44,785
Work in progress	42,390	8,397
Finished goods	14,130	2,799
	$282,602	$55,981

INVESTMENTS (Tables)	9 Months Ended
Jun. 30, 2012
INVESTMENTS [Abstract]
Schedule of Marketable Equity Securities

June 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$83,000	$-	$164,000

Total	$81,000	$83,000	$-	$164,000

September 30, 2011	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$48,000	$67,200	$-	$115,200

Total	$48,000	$67,200	$-	$115,200

Schedule of Unrealized Net Gains (Losses)

	Three Months Ended		Nine months Ended
	June 30		June 30
	2012	2011	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$(164,000)	$(32,000)	$15,800	$(384,000)

Net gains/(loss) on investments	$(164,000)	$(32,000)	$15,800	$(384,000)

Schedule of Investments Measured at Fair Value on a Recurring Basis

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$164,000

Liabilities:
Derivative liabilities	$-	$-	$4,523,086

September 30, 2011
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$115,200

Liabilities:
Derivative liabilities	$-	$-	$-

CONVERTIBLE NOTES (Tables)	9 Months Ended
Jun. 30, 2012
CONVERTIBLE NOTES [Abstract]
Schedule of Convertible Notes

	June 30,	September 30,
	2012	2011

Principal balance of convertible notes	$1,127,887	$-
Original issue discount, net	(104,270)	-
Debt discount	(695,139)	-
Convertible notes, net of discount	$328,478	$-

DERIVATIVE LIABILITIES (Tables)	9 Months Ended
Jun. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
Schedule of Changes in Value of Derivative Warrant Liability

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	81,588,029
Increase in fair value of derivative warrant liability	2,773,086	n/a
Additional warrants from price protection features of existing warrants
Balance at June 30, 2012 - Derivative warrant liability	$4,523,086	81,588,029

Schedule of Fair Value of Warrant Liability Using Black-Scholes Model

June 30,
2012
Exercise price	$0.074
Time to expiration	0.4 - 4.40 years
Risk-free interest rate	0.21% - 0.67%
Estimated volatility	274%
Dividend	-0-
Stock price on June 30, 2012	$0.135
Expected forfeiture rate	50%

STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended
Jun. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Schedule of Changes in Outstanding Common Stock Warrants

	Number of	Weighted Average
	Warrants	Exercise Price
Common Stock Warrants
Balance at beginning of year	11,528,934	$0.170
Granted	84,106,138	0.074
Exercised	(838,000)	0.122
Forfeited	0	-
Balance at end of period	94,797,072	0.84

Warrants exercisable at end of period	94,797,072	$0.084

Weighted average fair value of warrants granted or re-priced during the period		$.074

Schedule of Information about Common Stock Warrants

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.074	83,768,138	3.19 Years	$0.074	83,768,138	$0.074
$0.15	10,738,934	4.25 Years	$0.150	10,738,934	$0.150
$0.50	290,000	1.28 Years	$0.500	290,000	$0.500
	94,797,072		$0.084	94,797,072	$0.084

STOCK OPTION PLAN (Tables)	9 Months Ended
Jun. 30, 2012
STOCK OPTION PLAN [Abstract]
Schedule of Fair Value of Stock Options Using Black-Scholes Model
	June 30,
	2012	2011
Expected volatility	N/A	323% - 325%
Expected term	N/A	1 - 5 Years
Risk-free interest rate	N/A	0.03%
Forfeiture Rate	N/A	0% - 45%
Expected dividend yield	N/A	0%

Schedule of Changes in Outstanding Stock Options

	Number of Options	Weighted Average Exercise Price
Stock options
Balance at beginning of year	4,104,487	$0.37
Granted	-	-
Exercised	(532,325)	0.34
Forfeited	(1,448,162)	0.53
Balance at end of period	2,124,000	$0.38

Options exercisable at end of period	2,086,500	$0.29

Weighted average fair value of options granted during the year		$-

Schedule of Information about Stock Options

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.001-0.15	1,249,000	1.34 Years	$0.06	1,211,500	$0.06
0.17-0.41	25,000	0.72 Years	0.27	25,000	0.37
0.55-0.70	850,000	0.19 Years	0.61	850,000	0.60
	2,124,000		$0.38	2,086,500	$0.29

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net loss for the year	$ (3,999,875)	$ (698,269)	$ (6,522,930)	$ (2,588,332)	$ (4,705,291)	$ (6,964,233)
Bad debt allowance	409,000		409,000
Bad debt expense	0		0
Advertising expense			$ 93,975		$ 215,428
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities			96,961,072
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities			626,667

PROPERTY AND EQUIPMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,509,199	$ 2,736,275
Accumulated depreciation	(1,154,556)	(2,483,440)	(2,180,643)
Property and equipment, net	354,643	252,835	418,873
Depreciation expense	149,435	236,306
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	5
Property and equipment, gross	448,831	836,041
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	3
Property and equipment, gross	29,523	612,379
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	5
Property and equipment, gross		261,385
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,030,845	$ 1,026,470
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	2
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	5

INVENTORY (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INVENTORY [Abstract]
Raw materials	$ 226,082	$ 44,785
Work in process	42,390	8,397
Finished goods	14,130	2,799
Total inventory	$ 282,602	$ 55,981	$ 62,197

NOTES PAYABLE (Details) (USD $)	Jun. 30, 2012	Nov. 23, 2011	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2008 Financing Agreement [Member]	Sep. 30, 2008 Financing Agreement [Member]	Dec. 19, 2005 Financing Agreement [Member]	Sep. 30, 2009 Term Note [Member]	Dec. 31, 2008 Term Note [Member]	Dec. 19, 2005 Term Note [Member]	Dec. 19, 2005 Sand Hill Finance, LLC [Member]	Jun. 30, 2012 Sand Hill Finance, LLC [Member]	Dec. 31, 2008 Sand Hill Finance, LLC [Member]	Dec. 19, 2005 Sand Hill Finance, LLC [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]
Line of Credit Facility [Line Items]
Concentration risk, credit risk														80
Maximum borrowing capacity											$ 1,800,000		$ 2,750,000
Line of credit facility, amount outstanding												2,016,245
Notes payable	2,016,245		1,972,544	1,649,140									1,000,000
Monthly interest rate												1.75%
Annual interest rate												21.00%
Commitment fee percentage											1.00%	1.00%
Commitment fee amount											9,000
Class of Warrant or Right [Line Items]
Common stock purchase warrant, term							7 years			7 years
Number of warrants	81,588,029	81,588,029					25,000			120,000
Common stock purchase warrant, exercise price per share					0.5		1		0.5	1
Warrants outstanding						$ 16,250		$ 13,589

INVESTMENTS (Schedule of Marketable Equity Securities) (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011
Marketable Equity Securities:
Cost	$ 81,000	$ 48,000
Gross Unrealized Gains	83,000	67,200
Gross Unrealized Losses
Fair Value	164,000	115,200
Publicly Traded Equity Securities [Member]
Marketable Equity Securities:
Cost	81,000	48,000
Gross Unrealized Gains	83,000	67,200
Gross Unrealized Losses
Fair Value	$ 164,000	$ 115,200

INVESTMENTS (Schedule of Unrealized Net Gains (Losses)) (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Unrealized Gains and Losses on Investments
Net gains/(loss) on investments	$ (164,000)	$ (32,000)	$ 15,800	$ (384,000)
Publicly Traded Equity Securities [Member]
Unrealized Gains and Losses on Investments
Net gains/(loss) on investments	$ (164,000)	$ (32,000)	$ 15,800	$ (384,000)

INVESTMENTS (Schedule of Investments Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Jun. 30, 2012	Sep. 30, 2011
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Liabilities:
Derivative liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Liabilities:
Derivative liability
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction	164,000	115,200
Liabilities:
Derivative liability	$ 4,523,086

COMPREHENSIVE INCOME (LOSS) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
COMPREHENSIVE INCOME (LOSS) [Abstract]
Unrealized gains on marketable securities	$ 83,000	$ 67,200

CONVERTIBLE NOTES (Narrative) (Details) (USD $)	9 Months Ended				0 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Nov. 23, 2011	Sep. 30, 2011	Nov. 23, 2011 Convertible Notes [Member]	Jun. 30, 2012 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt issued					$ 2,012,500
Number of warrants	81,588,029		81,588,029		81,588,029
Proceeds from convertible note payable	1,750,000				1,750,000
Original issue discount percent					13.00%
Principal balance of convertible notes	1,127,887					1,127,887
Convertible notes, net of discount	$ 328,478					$ 328,478
Conversion price						$ 0.074
Debt conversion, potential number of shares						15,241,730

CONVERTIBLE NOTES (Schedule of Convertible Notes) (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011
CONVERTIBLE NOTES [Abstract]
Principal balance of convertible notes	$ 1,127,887
Original issue discount, net	(104,270)
Debt discount	(695,139)
Convertible notes, net of discount	$ 328,478

DERIVATIVE LIABILITIES (Schedule of Changes in Value of Derivative Warrant Liability) (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Nov. 23, 2011
DERIVATIVE LIABILITIES [Abstract]
Warrants Issued on November 23, 2011 - Derivative warrant liability			$ 1,750,000
Increase in fair value of derivative warrant liability	(2,156,007)		2,773,086	(2,773,086)
Balance at June 30, 2012 - Derivative warrant liability	$ 4,523,086		$ 4,523,086	$ 4,523,086
No. of Warrants	81,588,029		81,588,029	81,588,029		81,588,029

DERIVATIVE LIABILITIES (Schedule of Fair Value of Warrant Liability Using Black-Scholes Model) (Details) (Warrant [Member], USD $)	9 Months Ended
Jun. 30, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.074
Time to expiration, years, minimum	0.4
Time to expiration, years, maximum	4.4
Risk-free interest rate, minimum	0.21%
Risk-free interest rate, maximum	0.67%
Estimated volatility	274.00%
Dividend	0.00%
Stock price on June 30, 2012	$ 0.135
Expected forfeiture rate	50.00%

STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended				9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Nov. 23, 2011	Sep. 30, 2011	Jun. 30, 2012 Warrant [Member]	May 31, 2012 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable at end of period								$ 0.084
Warrants outstanding, weighted-average remaining life								3.59
Fair value of derivative liability								$ 1,750,000
Conversion price								$ 0.074	$ 0.17
Shares issued as a result of the ratchet provisions								46,679,584
Balance at June 30, 2012 - Derivative warrant liability	4,523,086		4,523,086	4,523,086		1,750,000		4,523,086
Increase in fair value of derivative warrant liability	$ (2,156,007)		$ 2,773,086	$ (2,773,086)				$ 2,773,086

STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Changes in Outstanding Common Stock Warrants) (Details) (Warrant [Member], USD $)	9 Months Ended
Jun. 30, 2012
Warrant [Member]
Number of Warrants
Balance at beginning of year	11,528,934
Granted	84,106,138
Exercised	(838,000)
Forfeited	0
Balance at end of period	94,797,072
Warrants exercisable at end of period	94,797,072
Weighted Average Exercise Price
Balance at beginning of year	$ 0.17
Granted	$ 0.074
Exercised	$ 0.122
Forfeited
Balance at end of period	$ 0.84
Warrants exercisable at end of period	$ 0.084
Weighted average fair value of warrants granted or re-priced during the period	$ 0.074

STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Information about Common Stock Warrants) (Details) (Warrant [Member], USD $)	9 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price	$ 0.074
Number Outstanding at June 30, 2012	94,797,072
Weighted Average Exercise Price	$ 0.084
Number Exercisable at June 30, 2012	94,797,072
Weighted Average Exercise Price	$ 0.084
$0.074 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price	$ 0.074
Number Outstanding at June 30, 2012	83,768,138
Weighted Average Remaining Contractual Life	3.19
Weighted Average Exercise Price	$ 0.074
Number Exercisable at June 30, 2012	83,768,138
Weighted Average Exercise Price	$ 0.074
$0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price	$ 0.15
Number Outstanding at June 30, 2012	10,738,934
Weighted Average Remaining Contractual Life	4.25
Weighted Average Exercise Price	$ 0.15
Number Exercisable at June 30, 2012	10,738,934
Weighted Average Exercise Price	$ 0.15
$0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price	$ 0.5
Number Outstanding at June 30, 2012	290,000
Weighted Average Remaining Contractual Life	1.28
Weighted Average Exercise Price	$ 0.5
Number Exercisable at June 30, 2012	290,000
Weighted Average Exercise Price	$ 0.5

STOCK OPTION PLAN (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Oct. 31, 2010
STOCK OPTION PLAN [Abstract]
Price per share, minimum percentage of fair market value	100.00%
Stock owned, maximum percentage of total combined voting power	10.00%
Price per share for employees owning more than 10% of voting power, minimum percentage of fair market value	110.00%
Price per share, minimum percentage of fair market value for non-qualified stock options granted	50.00%
Number of shares authorized				60,000,000
Stock option plan longevity term	10 years
Stock options expiration term, maximum	3 years
Stock options expiration term for employees owning more than 10% of voting power, maximum	5 years
Share-based compensation	$ 29,615	$ 369,385	$ 867,365
Unrecognized compensation expense	$ 23,138

STOCK OPTION PLAN (Schedule of Fair Value of Stock Options Using Black-Scholes Model) (Details) (Stock Options [Member])	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	0.00%	323.00%
Expected volatility, maximum	0.00%	325.00%
Expected term, years, minimum	0	1
Expected term, years, maximum	0	5
Risk-free interest rate	0.00%	0.03%
Forfeiture Rate, minimum	0.00%	0.00%
Forfeiture Rate, maximum	0.00%	45.00%
Expected dividend yield	0.00%	0.00%

STOCK OPTION PLAN (Schedule of Changes in Outstanding Stock Options) (Details) (Stock Options [Member], USD $)	9 Months Ended
Jun. 30, 2012
Stock Options [Member]
Number of Options
Balance at beginning of year	4,104,487
Granted
Exercised	(532,325)
Forfeited	(1,448,162)
Balance at end of period	2,124,000
Options exercisable at end of period	2,086,500
Weighted Average Exercise Price
Balance at beginning of year	$ 0.37
Granted
Exercised	$ 0.34
Forfeited	$ 0.53
Balance at end of period	$ 0.38
Options exercisable at end of period	$ 0.29
Weighted average fair value of options granted during the year

STOCK OPTION PLAN (Schedule of Information about Stock Options) (Details) (Stock Options [Member], USD $)	9 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30, 2012	2,124,000
Weighted Average Exercise Price	$ 0.38
Number Exercisable at June 30, 2012	2,086,500
Weighted Average Exercise Price	$ 0.29
$0.001 - $0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.001
Range of Exercise Price, maximum	$ 0.15
Number Outstanding at June 30, 2012	1,249,000
Weighted Average Remaining Contractual Life	1.34
Weighted Average Exercise Price	$ 0.06
Number Exercisable at June 30, 2012	1,211,500
Weighted Average Exercise Price	$ 0.06
$0.17 - $0.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.17
Range of Exercise Price, maximum	$ 0.41
Number Outstanding at June 30, 2012	25,000
Weighted Average Remaining Contractual Life	0.72
Weighted Average Exercise Price	$ 0.27
Number Exercisable at June 30, 2012	25,000
Weighted Average Exercise Price	$ 0.37
$0.55 - $0.70 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.55
Range of Exercise Price, maximum	$ 0.7
Number Outstanding at June 30, 2012	850,000
Weighted Average Remaining Contractual Life	0.19
Weighted Average Exercise Price	$ 0.61
Number Exercisable at June 30, 2012	850,000
Weighted Average Exercise Price	$ 0.6

SUBSEQUENT EVENTS (Details) (Financing [Member], USD $)	1 Months Ended
Jul. 31, 2012
Financing [Member]
Subsequent Event [Line Items]
Debt conversion, converted amount	$ 609,606
Shares issued for notes payable conversion	8,560,944
Common stock, shares issued	2,860,125
Common stock issued in connection with conversion of convertible debenture, shares	675,000